Calvert
Moderate Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 94.4%(1)

Security	Shares	Value
Equity Funds — 59.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	374,932	$ 11,022,995
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	680,931	16,410,429
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,046,546	34,326,716
Calvert US Large-Cap Growth Responsible Index Fund, Class I	399,353	16,030,022
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,713,274	45,350,377
Calvert US Mid-Cap Core Responsible Index Fund, Class I	316,407	9,887,721
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	211,303	16,194,286
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,633,849	17,645,566
Calvert Emerging Markets Equity Fund, Class R6	638,098	10,056,423
Calvert International Equity Fund, Class R6	1,078,040	21,992,008
Calvert International Opportunities Fund, Class R6	1,120,602	16,248,735
Calvert Mid-Cap Fund, Class I	97,104	3,635,588
		$218,800,866
Income Funds — 35.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,007,519	$14,367,213
Calvert Floating-Rate Advantage Fund, Class R6	1,873,801	16,170,899
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,723,016	40,055,569
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	680,753	15,555,209
Calvert Short Duration Income Fund, Class R6	739,906	11,335,364
Calvert Ultra-Short Duration Income Fund, Class R6	3,250,091	31,460,881
		$128,945,135
Total Mutual Funds (identified cost $329,550,929)		$347,746,001

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/45(2)(3)	$5,640	$ 5,060,128
Total U.S. Treasury Obligations (identified cost $5,597,076)		$ 5,060,128

Short-Term Investments — 4.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	15,829,604	$ 15,829,604
Total Short-Term Investments (identified cost $15,829,604)		$ 15,829,604
Total Investments — 100.1% (identified cost $350,977,609)		$368,635,733

Other Assets, Less Liabilities — (0.1)%	$ (189,848)
Net Assets — 100.0%	$368,445,885

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Calvert
Moderate Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	9/30/22	$9,240,687	$(63,787)
U.S. 5-Year Treasury Note	85	Long	9/30/22	9,541,250	(110,339)
U.S. 10-Year Treasury Note	139	Long	9/21/22	16,475,844	(241,323)
U.S. Long Treasury Bond	113	Long	9/21/22	15,664,625	(211,337)
U.S. Ultra 10-Year Treasury Note	42	Long	9/21/22	5,349,750	(94,574)
U.S. Ultra-Long Treasury Bond	41	Long	9/21/22	6,328,094	254,977
					$(466,383)
During the fiscal year to date ended June 30, 2022, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in affiliated funds was $363,575,605, which represents 98.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
Bond Fund, Class R6	$34,196,342	$11,393,003	$ (132,471)	$ (6,550)	$ (5,394,755)	$ 40,055,569	$ 667,103	$ 406,228	2,723,016
Cash Reserves Fund, LLC	38,142,702	28,043,743	(66,183,875)	(495)	(2,075)	—	14,239	—	—
Emerging Markets Advancement Fund, Class I	17,288,189	3,835,137	(926,469)	(28,992)	(2,522,299)	17,645,566	96,792	635,817	1,633,849
Emerging Markets Equity Fund, Class R6	14,848,764	990,097	(2,199,564)	(191,756)	(3,391,118)	10,056,423	122,487	—	638,098
Equity Fund, Class R6	15,155,815	5,579,827	(1,606,281)	19,823	(2,954,898)	16,194,286	34,126	617,918	211,303
Flexible Bond Fund, Class R6	16,709,396	1,075,332	(2,031,386)	(65,371)	(1,320,758)	14,367,213	268,476	179,235	1,007,519
Floating-Rate Advantage Fund, Class R6	21,346,966	1,311,182	(4,785,215)	(139,720)	(1,562,314)	16,170,899	625,709	—	1,873,801
High Yield Bond Fund, Class R6	7,814,448	10,220,673	(173,670)	(6,147)	(2,300,095)	15,555,209	393,793	—	680,753

Calvert
Moderate Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
International Equity Fund, Class R6	$ 29,157,548	$4,836,302	$ (4,720,685)	$ (404,943)	$ (6,876,214)	$ 21,992,008	$ 347,803	$1,527,750	1,078,040
International Opportunities Fund, Class R6	27,074,370	2,079,048	(4,315,930)	379,755	(8,968,508)	16,248,735	371,681	1,436,687	1,120,602
International Responsible Index Fund, Class R6	18,280,878	3,508,178	(1,175,389)	(79,628)	(4,123,610)	16,410,429	391,481	—	680,931
Liquidity Fund, Institutional Class (1)	—	61,981,234	(46,151,630)	—	—	15,829,604	29,592	—	15,829,604
Mid-Cap Fund, Class I	4,298,748	678,250	(130,153)	(15,801)	(1,195,456)	3,635,588	6,810	452,094	97,104
Short Duration Income Fund, Class R6	12,214,865	753,047	(695,402)	(22,022)	(915,124)	11,335,364	172,477	78,412	739,906
Small-Cap Fund, Class R6	7,649,737	5,956,553	(603,503)	(21,341)	(1,958,451)	11,022,995	12,935	517,423	374,932
Ultra-Short Duration Income Fund, Class R6	38,808,462	1,677,014	(8,154,352)	(65,373)	(804,870)	31,460,881	260,792	—	3,250,091
US Large-Cap Core Responsible Index Fund, Class R6	41,055,860	2,723,544	(2,751,292)	666,850	(7,368,246)	34,326,716	373,309	107,398	1,046,546
US Large-Cap Growth Responsible Index Fund, Class I	19,385,399	2,118,966	(1,584,553)	464,043	(4,353,833)	16,030,022	84,429	311,341	399,353
US Large-Cap Value Responsible Index Fund, Class I	57,646,663	3,077,514	(8,087,261)	794,392	(8,080,931)	45,350,377	831,956	1,642,877	1,713,274
US Mid-Cap Core Responsible Index Fund, Class I	11,927,622	829,978	(309,388)	(3,075)	(2,557,416)	9,887,721	61,887	283,214	316,407
Total				$1,273,649	$(66,650,971)	$363,575,605	$5,167,877	$8,196,394

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
Moderate Allocation Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$347,746,001	$ —	$ —	$347,746,001
U.S. Treasury Obligations	—	5,060,128	—	5,060,128
Short-Term Investments	15,829,604	—	—	15,829,604
Total Investments	$363,575,605	$5,060,128	$ —	$368,635,733
Futures Contracts	$254,977	$ —	$ —	$254,977
Total	$363,830,582	$5,060,128	$ —	$368,890,710
Liability Description
Futures Contracts	$(721,360)	$ —	$ —	$(721,360)
Total	$(721,360)	$ —	$ —	$(721,360)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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